Shareholder’s Equity (Deficit)	12 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Shareholder’s equity (deficit)

Note 8 – Shareholder’s equity (deficit)

Ordinary Shares

Regencell Bioscience Holdings Limited (Cayman) was established under the laws of Cayman Islands on October 30, 2014. The authorized number of Ordinary Shares is 100,000,000 shares with a par value of $0.00001 per ordinary share, and 13,012,866 Ordinary Shares and 10,000,000 Ordinary Shares were issued and outstanding as of June 30, 2022 and 2021, respectively.

On May 31, 2021, the board of directors approved a share split of the Company’s authorized number of Ordinary Shares at a ratio of 1,000-for-1. After the share split, the Company’s authorized number of Ordinary Shares was 100,000,000,000 shares with par value of $0.00001 per share and 10,000,000 shares were issued and outstanding accordingly. The Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to share split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented.

Initial Public Offering

On July 20, 2021, the Company consummated its IPO of 2,300,000 Ordinary Shares at a price of $9.50 per share. The gross proceeds from IPO were approximately $21.85 million. As a result of the IPO, the Ordinary Shares now trade on Nasdaq Capital Market under the symbol “RGC”. Additional net proceeds of approximately $2.85 million were received on August 20, 2021 from the issue of the overallotment shares and exercise of 325,000 ordinary shares.

On March 18, 2021, a supplemental loan agreement was entered by and between Regencell Bioscience Limited and Mr. Yat-Gai Au, pursuant to which Mr. Yat-Gai Au will convert the amount of his $3.25 million of outstanding shareholder loans upon the receipt of a convertible promissory note issued by the Company in the principal amount of $3,250,000. On July 20, 2021, the note was automatically converted to 342,105 Ordinary Shares at a price of $9.50 per share (See Note 5).

2021 Share Option Plan

On May 31, 2021, the Company adopted a 2021 Share Option Plan (the “Plan”). The Plan is a share-based compensation plan that provides for discretionary grants of share options to key employees, directors and consultants of the Company. The purpose of the Plan is to recognize contributions made to the Company and its subsidiaries by such individuals and to provide them with additional incentive to achieve the objectives of the Company.

The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,235,076 Ordinary Shares, and (ii) on each January 1, starting with January 1, 2022, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of Ordinary Shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of Ordinary Shares as may be determined by the board of directors.

On June 9, 2021, the board of the Company granted issuance of 1,235,076 options to certain officers, directors and employees under the Plan; provided that 46,755 options granted to the independent director nominees will become effective upon the effectiveness of the Registration Statement when the nominee’s directorship becomes effective. These options will be exercisable at $9.50 per share, of which 25% vest on each anniversary over four years following the closing of our IPO and is valid for 10 years once vested.

On January 1, 2022, the board of the Company granted issuance of 15,585 options to a certain director under the Plan. These options will be exercisable at $31.85 per share, of which 25% vest on each anniversary over four years following the closing of our IPO and is valid for 10 years once vested.

The Plan became effective on the date of the Company’s initial public offering, which was July 20, 2021. It shall continue in effect for a term of ten (10) years unless sooner terminated or unless renewed for another period not to exceed ten (10) years pursuant to shareholder approval. It is intended that share options qualify as “performance-based compensation”.

Share-based Compensation

The Company has elected to recognize share-based compensation expense using a straight-line method for the entire employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the equity awards that are vested at that date.

The fair value of share options was determined at the date of grant using the Black-Scholes option pricing model or the Binomial option pricing model.

The Black-Scholes option pricing model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The Binomial Option Pricing model requires management to make various estimates and assumptions, including the grant date share price, expected volatility, expected early exercise multiple, option life, risk-free interest rate and dividend yield.

For the year ended June 30, 2022, key inputs used to estimate the fair value of share options on the grant dates are as follows:

Black-Scholes option pricing model

Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$5.45

Binomial option pricing model

Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$31.85
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$31.85
Expected early exercise multiple	2.80

A summary of activities of the share options for the years ended June 30, 2022 and 2021 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	Year	$
Outstanding as of July 1, 2020	-	-	-	-
Granted	1,235,076	9.50	-	-
Outstanding as of June 30, 2021	1,235,076	9.50	9.05	-
Granted	15,585	31.85	-	-
Expired, forfeited or cancelled	(275,327)	9.50	-	-
Outstanding as of June 30, 2022	975,334	9.86	9.06	24,137,435
Exercisable as of June 30, 2022	-	-	-	-

During the year ended June 30, 2022, the Company recognized share-based compensation expense of $2,757,907 (2021: nil) for share options granted.

Public Offering Warrants

In connection with and upon closing of the Public Offering and overallotment on July 20, 2021 and August 19, 2021 respectively, the Company issued warrants equal to 2.5% of the shares issued in the Public Offering, totaling 57,500 units and 8,125 units to the placement agents for the offering (the “Public Offering Warrants”). The warrants carry a term of five years, and shall not be exercisable for a period of 180 days from the closing of the Public Offering and shall be exercisable at a price equal to $10.45 per share. Management determined that these warrants meet the definition of a derivative under ASC 815-40, however, they fall under the scope exception which states that contracts issued that are both a) indexed to its own share; and b) classified in shareholders' equity are not considered derivatives. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ deficiency.

The aggregated fair value of the Public Offering Warrants on July 20, 2021 was $0.27 million. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $9.27; risk free rate of 0.68%; expected term of 5 years; exercise price of the warrants of $10.45; volatility of 65.24%; and expected future dividends of nil. As of June 30, 2022 and the date of this report, all warrants were issued and exercised.

The aggregated fair value of the overallotment Warrants on August 19, 2021 was $0.03 million. The fair value has been estimated using the Binomial model with the following weighted-average assumptions: market value of underlying share of $6.30; risk free rate of 0.77%; expected term of 5 years; exercise price of the warrants of $10.45; volatility of 82.66%; and expected future dividends of nil. As of June 30, 2022 and the date of this report, all warrants were issued and exercised.

A summary of activities of the warrants for the years ended June 30, 2022 and 2021 is presented as follows:

	Number of warrants	Weighted average exercise price
Outstanding as of July 1, 2021	-	-
Issued	65,625	10.45
Exercised	(45,761)	10.45
Expired	(19,864)	10.45
Outstanding as of June 30, 2022	-	-